Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Total income	[1]	£ 10,790		£ 10,934
Credit impairment (charges)/releases and other provisions		(928)		(571)	£ (1,468)
Net operating income/(expenses)		9,862		10,363
Operating expenses		(6,872)		(8,716)
Other net (expenses)/income	[2]	24		12
Profit (loss) before tax		3,014		1,659
Total assets		1,232,822	[3]		1,133,283
Operating segments [member] | Barclays UK [member]
Disclosure of operating segments [line items]
Total income		3,548		3,624
Credit impairment (charges)/releases and other provisions		(421)		(415)
Net operating income/(expenses)		3,127		3,209
Operating expenses		(2,065)		(2,387)
Other net (expenses)/income	[2]	0		4
Profit (loss) before tax		1,062		826
Total assets		259,000			249,700
Operating segments [member] | Barclays International [member]
Disclosure of operating segments [line items]
Total income		7,473		7,515
Credit impairment (charges)/releases and other provisions		(492)		(161)
Net operating income/(expenses)		6,981		7,354
Operating expenses		(4,671)		(4,668)
Other net (expenses)/income	[2]	31		24
Profit (loss) before tax		2,341		2,710
Total assets		951,400			862,100
Head Office [member]
Disclosure of operating segments [line items]
Total income		(231)		(205)
Credit impairment (charges)/releases and other provisions		(15)		5
Net operating income/(expenses)		(246)		(200)
Operating expenses		136		(1,661)
Other net (expenses)/income	[2]	(7)		(16)
Profit (loss) before tax		(389)		£ (1,877)
Total assets		£ 22,400			£ 21,500

[1]	The geographic region is based on counterparty location.
[2]

Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions

[3]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings